CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 16, 2020	Dec. 15, 2020	Dec. 31, 2019
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued (in shares)	0	0			0
Preferred stock, shares outstanding (in shares)	0	0			0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	625,000,000	625,000,000			625,000,000
Common stock, shares issued (in shares)		292,000,000
Common stock, shares outstanding (in shares)	328,000,000		369,797,524	56,620,419
Class A common stock, par value $0.0001 per share
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000		500,000,000
Common stock, shares issued (in shares)	328,000,000	292,000,000			212,000,000
Common stock, shares outstanding (in shares)		292,000,000		102,614,847	212,000,000
Class B Common Stock
Convertible preferred stock, shares authorized (in shares)			10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	125,000,000	125,000,000	125,000,000		125,000,000
Common stock, shares issued (in shares)	69,000,000	78,000,000			74,000,000
Common stock, shares outstanding (in shares)	69,000,000	78,000,000		332,690,933	74,000,000